FIDELITY(REGISTERED TRADEMARK)
CASH RESERVES

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     8   A summary of major shifts in
                           the fund's investments over
                           the past six months and one
                           year.

INVESTMENTS            9   A complete list of the fund's
                           investments.

FINANCIAL STATEMENTS   23  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  27  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  31  The auditors' opinion.
ACCOUNTANTS

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CASH RESERVES      2.87%          5.43%        29.43%        62.86%

All Taxable Money Market    2.69%          5.09%        27.99%        59.21%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 989 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CASH RESERVES        5.43%        5.30%         5.00%

All Taxable Money Market      5.09%        5.05%         4.75%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                          5/30/00  2/29/00  11/30/99  8/31/99  6/1/99

Fidelity Cash Reserves    6.15%    5.53%    5.32%     4.93%    4.59%

All Taxable Money Market  5.76%    5.27%    5.03%     4.64%    4.32%
Funds Average

                          5/31/00  3/1/00   12/1/99   9/1/99   6/2/99

MMDA                      2.10%    2.09%    2.07%     2.06%    2.06%


Fidelity Cash
Reserves

All Taxable Money
Market Funds
Average

MMDA

6% -
5% -
4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 6.15
Row: 1, Col: 2, Value: 5.76
Row: 1, Col: 3, Value: 2.1
Row: 2, Col: 1, Value: 5.53
Row: 2, Col: 2, Value: 5.270000000000001
Row: 2, Col: 3, Value: 2.09
Row: 3, Col: 1, Value: 5.319999999999999
Row: 3, Col: 2, Value: 5.03
Row: 3, Col: 3, Value: 2.07
Row: 4, Col: 1, Value: 4.930000000000001
Row: 4, Col: 2, Value: 4.64
Row: 4, Col: 3, Value: 2.06
Row: 5, Col: 1, Value: 4.59
Row: 5, Col: 2, Value: 4.319999999999999
Row: 5, Col: 3, Value: 2.06

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from iMoneyNet, Inc. The MMDA average is supplied by BANK RATE MONITOR(trademark).

(checkmark)COMPARING
PERFORMANCE

There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures
nor guarantees a money
market fund. In fact, there is
no assurance that a money
market fund will maintain a
$1 share price. Second, a
money market fund returns
to its shareholders income
earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of John Todd)

An interview with John Todd, Portfolio Manager of Fidelity Cash
Reserves

Q. JOHN, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX
MONTHS THAT ENDED MAY 31, 2000?

A. The U.S. economy grew rapidly and unemployment fell to 30-year lows. Historically, these conditions would have caused inflation to accelerate, and the Federal Reserve Board moved carefully through most of the period in an attempt to contain the inflationary pressures that usually accompany this backdrop. To do so, in February and March the Fed implemented two 0.25 percentage point increases in the rate banks charge each other for overnight loans - known as the fed funds rate. The Fed was concerned about developing imbalances related to U.S. economic growth in the form of excess spending and tight labor markets. Until recently, there were very few signs of inflation problems. New technologies were credited with increasing productivity, keeping prices down. However, data released in March and April indicated that inflationary pressures were starting to build. There was an uptick in the consumer price index, and gross domestic product in the first quarter came in at a robust annualized rate of more than 5% for the third quarter in a row. Most importantly, at the end of April there was an unexpected increase in the employment cost index
(ECI), a comprehensive measure of labor costs. Year over year, the ECI accelerated to 4.3% in the first quarter of 2000 - a high for the current economic expansion - from a 3.4% rate in the fourth quarter of 1999. Before the release of this data, market participants anticipated that the Fed would continue to raise rates cautiously. Afterward, market prices started to reflect the expectation that the Fed would become more aggressive. The Fed followed through, raising the fed funds rate by 0.50 percentage points - up to 6.50% - at its May meeting.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. Our view early in the period was that the Fed would embark on a protracted program of raising rates, in order to attack the imbalances that could result in inflationary pressures. As a result, we structured the portfolio with a relatively short maturity and aimed to invest in as many securities as possible that matured right around the dates when the Fed held its Open Market Committee meetings. By doing so, we were able to reinvest the maturing assets in securities offering increasing yields. Part of our strategy involved using floating-rate securities, whose yields are reset at regular intervals or in response to changes in benchmark money market rates. In order to keep the fund's average maturity fairly short, we also dedicated a significant part of the portfolio to asset-backed commercial paper with one- and two-month maturities. These high-quality, highly liquid securities helped us achieve our goal of keeping the fund's maturity fairly short, investing from one Fed meeting to the next.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on May 31, 2000, was 6.16%, compared to 5.32% six months ago. For the six months that ended May 31, 2000, the fund had a total return of 2.87%, compared to 2.69% for the all taxable money market funds average, according to iMoneyNet, Inc.

Q. WHAT IS YOUR OUTLOOK, JOHN?

A. There is a very good chance that the Fed will continue its anti-inflation efforts by implementing additional short-term rate increases, because the Fed doesn't want to fall behind the curve. The effects of monetary policy lag its implementation, and the middle of 2000 will mark the one-year anniversary of the beginning of the Fed's program of interest-rate hikes. The summer would be a good time for the Fed to pause to assess the cumulative effects of the rate increases it has made to that point. Unless there is a major flare-up in inflation, the general feeling in the marketplace is that the Fed will step back for a while at that time. The upcoming presidential election also encourages the Fed to stay in the background, at least until the elections are over. The Fed does not want to become an issue in the campaign season, but it will maintain a presence if conditions warrant it.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income as is
consistent with the
preservation of capital and
liquidity

FUND NUMBER: 055

TRADING SYMBOL: FDRXX

START DATE: May 10,1979

SIZE: as of May 31, 2000,
more than $42.3 billion

MANAGER: John Todd, since
1997; manager, several
other Fidelity and Spartan
taxable money market funds;
joined Fidelity in 1981

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                       % OF FUND'S INVESTMENTS 5/31/00  % OF FUND'S INVESTMENTS  % OF FUND'S  INVESTMENTS
                                                            11/30/99                 5/31/99

  0 - 30                    53.3                             35.8                     43.7

 31 - 90                    25.9                             40.5                     35.5

 91 - 180                   10.6                             19.7                     12.2

181 - 397                   10.2                             4.0                      8.6

WEIGHTED AVERAGE MATURITY

                           5/31/00                          11/30/99                 5/31/99

Fidelity Cash Reserves     67 DAYS                          62 Days                  67 Days

All Taxable Money Market   50 DAYS                          54 Days                  59 Days
Funds Average**



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000                                           AS OF NOVEMBER 30, 1999

Commercial  Paper                45.3%                       Commercial  Paper                   51.2%

Bank CDs, BAs,  TDs, and                                     Bank CDs, BAs,  TDs, and
Notes                            51.2%                       Notes                               50.4%

Government  Securities            1.4%                       Government  Securities               0.0%

Other Investments  and Net                                   Other Investments  and Net
Other  Assets                     2.1%                       Other  Assets                      (1.6)%*

*  OTHER INVESTMENTS AND NET
OTHER ASSETS ARE NOT
INCLUDED IN THE PIE CHART.

Row: 1, Col: 1, Value: 45.3                                  Row: 1, Col: 1, Value: 51.2
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 51.2                                  Row: 1, Col: 3, Value: 50.4
Row: 1, Col: 4, Value: 0.0                                   Row: 1, Col: 4, Value: nil
Row: 1, Col: 5, Value: 1.4                                   Row: 1, Col: 5, Value: nil
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.1                                   Row: 1, Col: 8, Value: nil





**SOURCE: IMONEYNET, INC.



INVESTMENTS MAY 31, 2000

Showing Percentage of Net Assets



CERTIFICATES OF DEPOSIT - 35.2%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 3.2%

American Express Centurion Bank

 6/1/00                           6.29%                       $ 100,000                             $ 100,000

Citibank NA, New York

 11/3/00                          6.78                         160,000                               160,000

First Tennessee Bank NA,
Memphis

 6/12/00                          6.20                         75,000                                74,996

First Union National Bank,
North Carolina

 6/20/00                          6.89 (b)                     232,000                               232,000

 11/21/00                         6.48                         280,000                               280,000

 5/15/01                          7.35                         300,000                               300,000

Firstar Bank NA

 6/9/00                           6.42                         200,000                               200,000

                                                                                                     1,346,996

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - 15.3%

Abbey National Treasury
Services PLC

 8/15/00                          6.27                         465,000                               465,000

 11/6/00                          6.75                         530,000                               530,000

 11/9/00                          6.50                         300,000                               300,000

Bank of Scotland Treasury
Services PLC

 8/24/00                          6.75                         200,000                               200,000

Barclays Bank PLC

 6/19/00                          6.55                         350,000                               350,000

 6/28/00                          6.55                         500,000                               500,000

 7/28/00                          5.80                         175,000                               175,000

Bayerische Hypo-und
Vereinsbank AG

 6/13/00                          6.10                         340,000                               340,000

 6/27/00                          6.22                         275,000                               275,000

 8/21/00                          6.76                         60,000                                60,000

 11/1/00                          6.70                         270,000                               270,000

 12/11/00                         6.50                         300,000                               300,000

Deutsche Bank AG

 6/16/00                          6.55                         25,000                                24,994

Dresdner Bank AG

 8/21/00                          6.75                         240,000                               240,000

Halifax PLC

 6/30/00                          6.10                         280,000                               280,000

 12/7/00                          6.43                         25,000                                25,000

ING Bank NV

 6/28/00                          6.11                         170,000                               170,000

 8/3/00                           6.25                         250,000                               250,002

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - CONTINUED

ING Bank NV - continued

 8/21/00                          6.75%                       $ 90,000                              $ 90,000

 9/25/00                          6.39                         280,000                               280,004

 11/8/00                          6.51                         210,000                               210,009

Landesbank Hessen-Thuringen

 11/20/00                         7.00                         210,000                               210,010

National Australia Bank Ltd.

 11/30/00                         6.43                         100,000                               100,002

 11/30/00                         6.50                         100,000                               100,002

Northern Rock PLC

 8/29/00                          6.80                         50,000                                50,001

 8/30/00                          6.80                         50,000                                50,001

RaboBank Nederland Coop.
Central

 11/6/00                          6.83                         315,000                               315,000

 12/18/00                         6.52                         135,000                               135,000

Societe Generale

 12/18/00                         6.54                         210,000                               210,000

                                                                                                     6,505,025

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 16.7%

Banque Nationale de Paris (BNP)

 6/26/00                          6.10                         200,000                               200,000

 8/2/00                           5.85                         150,000                               149,989

Barclays Bank PLC

 6/14/00                          5.66                         180,000                               179,997

Canadian Imperial Bank of
Commerce

 6/20/00                          6.19                         90,000                                90,000

 6/21/00                          6.19                         250,000                               250,000

 6/26/00                          6.55                         200,000                               200,000

 8/17/00                          6.75                         185,000                               185,000

 11/20/00                         7.01                         195,000                               195,000

Credit Agricole Indosuez

 6/1/00                           6.17 (b)                     125,000                               124,950

Credit Communale de Belgique SA

 5/2/01                           7.11                         100,000                               99,974

 5/3/01                           7.10                         100,000                               99,974

Deutsche Bank AG

 6/12/00                          6.39 (b)                     230,000                               229,911

 11/16/00                         7.01                         145,000                               145,000

 2/5/01                           6.75                         425,000                               424,849

 2/22/01                          6.82                         200,000                               199,931

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS -
CONTINUED

Deutsche Bank AG - continued

 5/3/01                           7.10%                       $ 100,000                             $ 99,974

Dresdner Bank AG

 6/23/00                          6.58 (b)                     170,000                               169,990

 12/29/00                         7.05                         345,000                               345,000

Lloyds Bank PLC

 7/17/00                          5.70                         75,000                                74,995

Merita Bank PLC

 8/16/00                          6.74                         100,000                               100,000

National Westminster Bank PLC

 7/12/00                          5.75                         300,000                               299,984

Norddeutsche Landesbank
Girozentrale

 7/12/00                          5.76                         95,000                                94,995

 2/8/01                           6.75                         110,000                               109,964

 5/8/01                           7.15                         215,000                               214,962

RaboBank Nederland Coop.
Central

 7/12/00                          5.75                         35,000                                34,998

Royal Bank of Canada

 6/13/00                          6.45 (b)                     275,000                               274,868

 5/2/01                           7.00                         150,000                               149,974

 5/3/01                           7.10                         15,000                                14,996

Royal Bank of Scotland PLC

 6/6/00                           6.40                         200,000                               200,000

 6/9/00                           6.45                         50,000                                50,000

 6/22/00                          6.20                         100,000                               100,000

Societe Generale

 6/9/00                           6.42 (b)                     280,000                               279,899

 6/19/00                          6.56 (b)                     138,000                               137,992

 6/29/00                          6.61 (b)                     121,000                               120,950

Svenska Handelsbanken AB

 6/12/00                          5.60                         175,000                               174,999

 5/2/01                           7.00                         190,000                               189,967

Toronto Dominion Bank

 6/19/00                          6.06                         400,000                               400,000

UBS AG

 7/5/00                           5.80                         200,000                               199,993

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS -
CONTINUED

UBS AG - continued

 12/7/00                          6.45%                       $ 50,000                              $ 49,912

 5/1/01                           7.00                         395,000                               394,932

                                                                                                     7,057,919

TOTAL CERTIFICATES OF DEPOSIT                                                                        14,909,940

COMMERCIAL PAPER - 45.3%



Aspen Funding Corp.

 6/8/00                           6.42                         150,000                               149,814

 9/18/00                          6.35                         265,000                               260,065

Asset Securitization Coop.
Corp.

 6/6/00                           6.34                         78,000                                77,932

 6/7/00                           6.43                         150,000                               149,840

 6/19/00                          6.46                         85,000                                84,728

 6/21/00                          6.20                         75,000                                74,746

 7/17/00                          6.67                         45,000                                44,620

 7/18/00                          6.67                         100,000                               99,138

 7/19/00                          6.68                         225,000                               223,020

Bank of America Corp.

 6/23/00                          6.20                         300,000                               298,882

 11/6/00                          6.84                         200,000                               194,198

Barclays U.S. Funding Corp.

 6/15/00                          6.53                         455,000                               453,850

BBL North America Funding Corp.

 8/16/00                          6.77                         100,000                               98,594

Caisse des Depots et
Consignations

 6/20/00                          6.54                         250,000                               249,142

CBA Finance, Inc.

 8/3/00                           6.25                         100,000                               98,940

Centric Capital Corp.

 6/26/00                          6.56                         45,000                                44,796

CIT Group, Inc.

 6/15/00                          6.55                         30,000                                29,924

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

 6/2/00                           6.33                         40,000                                39,993

 6/14/00                          6.51                         25,000                                24,942

 6/20/00                          6.56                         25,000                                24,914

 6/21/00                          6.56                         25,000                                24,909

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

Citibank Credit Card Master
Trust I (Dakota Certificate
Program) - continued

 7/6/00                           6.65%                       $ 25,000                              $ 24,840

 7/24/00                          6.68                         25,000                                24,757

Comdisco, Inc.

 6/1/00                           6.63                         18,000                                18,000

ConAgra, Inc.

 6/6/00                           6.72                         50,000                                49,953

 6/8/00                           6.72                         75,000                                74,902

 6/15/00                          6.72                         35,000                                34,909

 6/15/00                          6.73                         25,000                                24,935

 7/6/00                           6.84                         137,000                               136,096

Conoco, Inc.

 6/26/00                          6.76                         50,000                                49,767

 6/29/00                          6.75                         25,000                                24,870

Corporate Receivables Corp.

 8/14/00                          6.77                         200,000                               197,262

 8/16/00                          6.77                         75,000                                73,946

Cregem North America, Inc.

 11/22/00                         6.44                         25,000                                24,257

 11/27/00                         6.45                         150,000                               145,413

 11/28/00                         6.44                         150,000                               145,387

CXC, Inc.

 6/7/00                           6.24                         100,000                               99,897

 7/12/00                          6.67                         50,000                                49,624

 7/13/00                          6.67                         90,450                                89,752

 8/23/00                          6.77                         100,000                               98,467

Daimler-Chrysler North
America Holding Corp.

 6/7/00                           6.41                         150,000                               149,840

 8/21/00                          6.78                         50,000                                49,251

Delaware Funding Corp.

 6/15/00                          6.54                         253,266                               252,624

Den Danske Corp., Inc.

 7/19/00                          6.67                         72,795                                72,154

Deutsche Bank Financial, Inc.

 8/15/00                          6.76                         400,000                               394,458

Dexia CLF Finance Co.

 8/11/00                          6.24                         118,500                               117,086

Dominion Resources, Inc.

 6/8/00                           6.82                         50,000                                49,934

 6/8/00                           6.83                         40,000                                39,947

 6/9/00                           6.83                         75,000                                74,887

 6/12/00                          6.83                         40,000                                39,917

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

Dominion Resources, Inc. -
continued

 6/13/00                          6.85%                       $ 70,000                              $ 69,841

 6/15/00                          6.85                         42,000                                41,889

Edison Asset Securitization LLC

 6/1/00                           6.30                         150,000                               150,000

 6/2/00                           6.30                         25,000                                24,996

 6/7/00                           6.41                         100,000                               99,894

 6/13/00                          6.56                         200,000                               199,565

 6/15/00                          6.56                         50,000                                49,873

 6/19/00                          6.56                         100,406                               100,079

 6/22/00                          6.48                         200,000                               199,250

 6/22/00                          6.56                         247,352                               246,411

 7/13/00                          6.67                         386,747                               383,765

 7/17/00                          6.68                         63,813                                63,274

 7/24/00                          6.68                         30,000                                29,708

 7/25/00                          6.69                         150,000                               148,513

Enterprise Funding Corp.

 6/20/00                          6.23                         16,654                                16,600

Falcon Asset Securitization
Corp.

 6/1/00                           6.16                         95,695                                95,695

 6/1/00                           6.28                         81,740                                81,740

 6/2/00                           6.16                         40,000                                39,993

 6/2/00                           6.31                         96,000                                95,983

 6/9/00                           6.31                         75,940                                75,834

 6/12/00                          6.45                         50,000                                49,902

 6/12/00                          6.46                         246,140                               245,657

 6/15/00                          6.40                         80,000                                79,802

 6/19/00                          6.43                         45,000                                44,856

 6/20/00                          6.55                         43,500                                43,350

 6/20/00                          6.56                         61,930                                61,717

 6/22/00                          6.56                         25,000                                24,905

 6/27/00                          6.56                         100,000                               99,529

 6/29/00                          6.56                         192,425                               191,449

 8/15/00                          6.77                         140,705                               138,753

Fortis Funding LLC

 7/24/00                          6.24                         25,000                                24,777

 8/1/00                           6.25                         50,000                                49,487

 8/16/00                          6.77                         50,000                                49,297

GE Capital International
Funding, Inc.

 6/7/00                           6.40                         60,000                                59,936

 6/9/00                           6.44                         50,000                                49,929

 6/20/00                          6.20                         150,000                               149,516

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

GE Capital International
Funding, Inc. - continued

 7/17/00                          6.66%                       $ 200,000                             $ 198,313

General Electric Capital Corp.

 8/23/00                          6.77                         100,000                               98,467

 8/24/00                          6.77                         80,000                                78,759

 11/8/00                          6.88                         225,000                               218,350

General Electric Capital
Services, Inc.

 11/7/00                          6.88                         250,000                               242,657

General Motors Acceptance Corp.

 7/13/00                          6.66                         250,000                               248,075

 7/18/00                          6.67                         230,000                               228,018

 8/28/00                          6.75                         481,620                               473,826

Goldman Sachs Group, Inc.

 6/14/00                          6.11                         400,000                               399,132

GTE Corp.

 7/6/00                           6.70                         48,200                                47,888

 7/10/00                          6.72                         105,000                               104,241

 7/14/00                          6.76                         56,000                                55,552

Heller Financial, Inc.

 6/19/00                          6.66                         50,000                                49,835

 6/22/00                          6.68                         50,000                                49,806

 6/23/00                          6.68                         50,000                                49,797

 6/27/00                          6.76                         25,000                                24,878

ING America Insurance
Holdings, Inc.

 6/1/00                           6.30                         25,000                                25,000

 7/7/00                           6.60                         25,000                                24,837

 11/8/00                          6.95                         35,000                                33,955

Kitty Hawk Funding Corp.

 6/16/00                          6.20                         8,101                                 8,080

 6/16/00                          6.59                         32,853                                32,763

 6/20/00                          6.56                         12,075                                12,033

 7/24/00                          6.68                         283,454                               280,696

 8/15/00                          6.27                         100,000                               98,733

 9/20/00                          6.41                         50,000                                49,043

Lehman Brothers Holdings, Inc.

 7/20/00                          6.44 (b)                     58,000                                58,000

 7/25/00                          6.47 (b)                     125,000                               125,000

 8/2/00                           6.54 (b)                     111,000                               111,000

Montauk Funding Corp.

 6/12/00                          6.45                         50,000                                49,902

 6/14/00                          6.46                         100,000                               99,768

 6/15/00                          6.57                         340,000                               339,137

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

Montauk Funding Corp. -
continued

 8/16/00                          6.74%                       $ 180,000                             $ 177,481

Nationwide Building Society

 6/8/00                           6.43                         200,000                               199,751

 6/9/00                           6.43                         100,000                               99,858

 8/21/00                          6.77                         200,000                               197,008

New Center Asset Trust

 6/19/00                          6.57                         300,000                               299,021

Newport Funding Corp.

 6/1/00                           6.24                         100,000                               100,000

 6/16/00                          6.56                         90,000                                89,756

 6/26/00                          6.12                         153,000                               152,363

Norfolk Southern Corp.

 6/1/00                           6.48                         47,704                                47,704

 6/7/00                           6.64                         6,893                                 6,885

 6/19/00                          6.89                         20,000                                19,932

 7/6/00                           6.92                         28,037                                27,850

Park Avenue Receivables Corp.

 6/6/00                           6.34                         25,000                                24,978

 6/8/00                           6.44                         31,055                                31,016

 6/9/00                           6.45                         150,000                               149,786

 6/12/00                          6.54                         82,246                                82,082

PHH Corp.

 6/1/00                           6.90                         100,000                               100,000

 6/5/00                           6.63                         45,000                                44,967

Preferred Receivables Funding
Corp.

 6/1/00                           6.28                         69,297                                69,297

 6/2/00                           6.34                         100,000                               99,982

 6/7/00                           6.44                         200,000                               199,786

 6/8/00                           6.44                         79,300                                79,201

 6/12/00                          6.54                         26,570                                26,517

 6/20/00                          6.22                         11,740                                11,702

 6/20/00                          6.23                         30,560                                30,461

 6/26/00                          6.58                         110,000                               109,501

 6/29/00                          6.58                         100,000                               99,492

 7/6/00                           6.65                         123,895                               123,100

 7/24/00                          6.69                         10,000                                9,903

RaboBank Nederland Coop.
Central

 6/22/00                          6.10                         85,000                                84,703

Rohm & Haas Co.

 6/1/00                           6.90                         35,000                                35,000

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

Salomon Smith Barney
Holdings, Inc.

 6/2/00                           6.16%                       $ 100,000                             $ 99,983

 6/19/00                          6.50                         50,000                                49,839

 7/24/00                          6.69                         150,000                               148,540

Societe Generale NA

 8/3/00                           6.25                         110,000                               108,833

 12/26/00                         6.69                         110,000                               105,952

Southern Co.

 6/26/00                          6.60                         75,000                                74,658

Svenska Handelsbanken, Inc.

 11/20/00                         6.46                         30,000                                29,117

Triple-A One Funding Corp.

 6/6/00                           6.34                         42,527                                42,490

Tyco International Group SA

 6/15/00                          6.82                         58,000                                57,847

 6/20/00                          6.88                         69,000                                68,751

 6/26/00                          6.88                         245,000                               243,838

UBS Finance, Inc.

 6/22/00                          6.54                         168,750                               168,110

 6/26/00                          6.55                         560,000                               557,473

Variable Funding Capital Corp.

 6/9/00                           6.45                         50,000                                49,929

 6/12/00                          6.50                         375,000                               374,260

 7/6/00                           6.64                         100,000                               99,359

 7/20/00                          6.67                         50,000                                49,551

 7/21/00                          6.68                         50,000                                49,542

 8/16/00                          6.77                         50,000                                49,297

Ventures Business Trust

 6/20/00                          6.59                         150,000                               149,481

Windmill Funding Corp.

 6/1/00                           6.28                         50,000                                50,000

 6/5/00                           6.17                         50,000                                49,966

 6/5/00                           6.34                         50,000                                49,965

 6/6/00                           6.34                         75,000                                74,934

 6/7/00                           6.39                         100,000                               99,894

 6/8/00                           6.40                         25,000                                24,969

 6/9/00                           6.45                         100,000                               99,858

 6/12/00                          6.16                         50,000                                49,907

 6/12/00                          6.45                         75,000                                74,853

 6/12/00                          6.46                         50,000                                49,902

 6/19/00                          6.46                         50,000                                49,840

 6/20/00                          6.56                         50,000                                49,828

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

Windmill Funding Corp. -
continued

 6/22/00                          6.55%                       $ 25,000                              $ 24,905

 6/27/00                          6.56                         50,000                                49,765

 6/28/00                          6.56                         100,000                               99,511

TOTAL COMMERCIAL PAPER                                                                               19,169,455

FEDERAL AGENCIES - 1.4%



FEDERAL HOME LOAN BANK - 0.4%

Discount Notes - 0.4%

 2/1/01                           6.50                         161,000                               154,316

FREDDIE MAC - 1.0%

Discount Notes - 1.0%

 6/29/00                          6.14                         160,000                               159,247

 2/1/01                           6.57                         86,000                                82,392

 2/7/01                           6.50                         200,000                               191,494

                                                                                                     433,133

TOTAL FEDERAL AGENCIES                                                                               587,449

BANK NOTES - 4.8%



Bank of America NA

 6/21/00                          6.10                         410,000                               410,000

 8/15/00                          6.27                         15,000                                14,997

 8/15/00                          6.75                         190,000                               190,000

 11/20/00                         7.00                         120,000                               120,000

Bank One NA, Chicago

 7/19/00                          6.15                         120,000                               120,000

 7/19/00                          6.26 (b)                     200,000                               199,946

 7/21/00                          6.27 (b)                     210,000                               209,926

Comerica Bank, Detroit

 6/12/00                          6.52 (b)                     180,000                               179,973

First Union National Bank,
North Carolina

 7/5/00                           6.38 (b)                     190,000                               190,000

 7/26/00                          6.32 (b)                     143,000                               143,000

Fleet National Bank

 6/1/00                           6.71 (b)                     150,000                               149,992

 6/1/00                           6.78 (b)                     75,000                                74,982

BANK NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

Lasalle Bank NA

 2/5/01                           6.75%                       $ 30,000                              $ 29,990

TOTAL BANK NOTES                                                                                      2,032,806

MASTER NOTES - 0.7%



J.P. Morgan Securities, Inc.

 6/7/00                           6.60 (b)                     280,000                               280,000

MEDIUM-TERM NOTES - 6.1%



Abbey National Treasury
Services PLC

 8/3/00                           5.85                         150,000                               149,988

AT&T Corp.

 6/7/00                           6.48 (b)                     460,000                               460,000

Bank of Scotland Treasury
Services PLC

 7/19/00                          6.28 (b)                     129,000                               129,003

Centex Home Mortgage LLC

 6/20/00                          6.75 (a)(b)                  190,000                               190,000

CIESCO LP

 6/19/00                          6.55 (b)                     170,000                               169,996

CIT Group, Inc.

 6/1/00                           6.61 (b)                     190,000                               189,884

 6/1/00                           6.70 (b)                     160,000                               159,994

Ford Motor Credit Co.

 6/12/00                          6.06 (b)                     250,000                               249,910

 8/23/00                          6.80 (b)                     310,000                               309,952

General Motors Acceptance Corp.

 6/14/00                          6.05 (b)                     140,000                               139,934

General Motors Acceptance
Corp. Mortgage Credit

 6/1/00                           6.25                         85,000                                85,000

Merrill Lynch & Co., Inc.

 6/5/00                           6.26 (b)                     190,000                               189,984

Morgan Stanley Dean Witter &
Co.

 6/30/00                          6.30 (b)                     150,000                               149,993

TOTAL MEDIUM-TERM NOTES                                                                              2,573,638

SHORT-TERM NOTES - 3.5%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

Jackson National Life
Insurance Co.

 6/1/00                           6.53% (b)(c)                $ 130,000                             $ 130,000

Monumental Life Insurance Co.

 6/1/00                           6.32 (b)(c)                  78,000                                78,000

 6/1/00                           6.35 (b)(c)                  65,000                                65,000

 8/1/00                           6.58 (b)(c)                  50,000                                50,000

New York Life Insurance Co.

 6/1/00                           6.22 (b)(c)                  75,000                                75,000

 7/3/00                           6.41 (b)(c)                  81,000                                81,000

Pacific Life Insurance Co.

 6/9/00                           6.22 (b)(c)                  90,000                                90,000

RACERS Series 1999 16MM,

 6/2/00                           6.22 (a)(b)                  171,000                               171,000

Strategic Money Market Trust
Series 1999 A6,

 7/13/00                          6.40 (a)(b)                  305,000                               305,000

Strategic Money Market Trust
Series 2000 B,

 6/13/00                          6.15 (a)(b)                  130,000                               130,000

Transamerica Occidental Life
Insurance Co.

 8/30/00                          6.56 (b)(c)                  200,000                               200,000

Travelers Insurance Co.

 7/28/00                          6.61 (b)(c)                  95,000                                95,000

TOTAL SHORT-TERM NOTES                                                                               1,470,000

TIME DEPOSITS - 0.9%



Societe Generale

 6/1/00                           6.81                         400,000                               400,000



REPURCHASE AGREEMENTS - 1.6%

                               MATURITY AMOUNT (000S)

In a joint trading account     $ 1,497                                1,497
(U.S. Government
Obligations) dated 5/31/00
due 6/1/00 At 6.56%

With:

Bank of America NA At 6.89%,    135,026                               135,000
dated 5/31/00  due 6/1/00
(Commercial Paper
Obligations)  (principal
amount $135,000,000) 0% -
6.58%, 6/1/00 - 7/5/00

REPURCHASE AGREEMENTS -
CONTINUED

                               MATURITY AMOUNT (000S)                VALUE (NOTE 1) (000S)

With: - continued

Deutsche Bank Securities,      $ 500,096                             $ 500,000
Inc. At 6.89%, dated
5/31/00 due 6/1/00
(Corporate Obligations)
(principal amount
$500,000,000) 0% - 9.80%,
1/15/02 - 2/15/47

Goldman Sachs & Co. At 6.85%,   50,010                                50,000
dated 5/31/00  due 6/1/00
(Commercial Paper
Obligations) (principal
amount $50,000,000) 0%,
6/6/00 - 6/22/00

TOTAL REPURCHASE AGREEMENTS                                           686,497

TOTAL INVESTMENT PORTFOLIO -                                          42,109,785
99.5%

NET OTHER ASSETS - 0.5%                                               196,309

NET ASSETS - 100%                                                   $ 42,306,094

Total Cost for Income Tax Purposes                                  $ 42,109,785


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $796,000,000 or 1.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE   COST (000S)

Jackson National Life         7/6/99             $ 130,000
Insurance Co. 6.53%, 6/1/00

Monumental Life Insurance     7/31/98 - 9/17/98  $ 78,000
Co.: 6.32%, 6/1/00

6.35%, 6/1/00                 3/12/99            $ 65,000

6.58%, 8/1/00                 2/1/00             $ 50,000

New York Life Insurance Co.:  8/13/99            $ 75,000
6.22%, 6/1/00

6.41%, 7/3/00                 12/20/99           $ 81,000

Pacific Life Insurance Co.    8/31/99            $ 90,000
6.22%, 6/9/00

Transamerica Occidental Life  4/28/00            $ 200,000
Insurance Co. 6.56%, 8/30/00

Travelers Insurance Co.       4/28/00            $ 95,000
6.61%, 7/28/00

INCOME TAX INFORMATION

At November 30, 1999, the fund had a capital loss carryforward of approximately $1,899,000 of which $105,000, $1,634,000 and $160,000 will expire on November 30, 2001, 2002 and 2004, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)
                                          MAY 31, 2000

ASSETS

Investment in securities, at              $ 42,109,785
value (including repurchase
agreements of $686,497) -
See accompanying schedule

Cash                                       164

Receivable for fund shares                 379,735
sold

Interest receivable                        250,132

Other receivables                          23

Prepaid expenses                           858

 TOTAL ASSETS                              42,740,697

LIABILITIES

Payable for fund shares        $ 414,242
redeemed

Distributions payable           3,414

Accrued management fee          8,501

Other payables and accrued      8,446
expenses

 TOTAL LIABILITIES                         434,603

NET ASSETS                                $ 42,306,094

Net Assets consist of:

Paid in capital                           $ 42,307,797

Accumulated net realized gain              (1,703)
(loss) on investments

NET ASSETS, for 42,306,568                $ 42,306,094
shares outstanding

NET ASSET VALUE, offering                  $1.00
price and redemption price
per share ($42,306,094
(divided by) 42,306,568
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS       SIX
                           MONTHS ENDED MAY 31, 2000

INTEREST INCOME                          $ 1,223,151

EXPENSES

Management fee                 $ 44,624

Transfer agent fees             40,193

Accounting fees and expenses    606

Non-interested trustees'        66
compensation

Custodian fees and expenses     279

Registration fees               1,725

Audit                           91

Legal                           92

Interest                        18

Miscellaneous                   731

 Total expenses before          88,425
reductions

 Expense reductions             (605)     87,820

NET INTEREST INCOME                       1,135,331

NET REALIZED GAIN (LOSS) ON               196
INVESTMENTS

NET INCREASE IN NET ASSETS               $ 1,135,527
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 1,135,331                    $ 1,687,220

 Net realized gain (loss)         196                            221

 NET INCREASE (DECREASE) IN       1,135,527                      1,687,441
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (1,135,331)                    (1,687,220)
from net interest income

Share transactions at net         73,135,393                     89,997,182
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  1,108,395                      1,646,256
distributions from net
interest income

 Cost of shares redeemed          (69,918,647)                   (84,362,953)

 NET INCREASE (DECREASE) IN       4,325,141                      7,280,485
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       4,325,337                      7,280,706
IN NET ASSETS

NET ASSETS

 Beginning of period              37,980,757                     30,700,051

 End of period                   $ 42,306,094                   $ 37,980,757


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED MAY 31,  YEARS ENDED NOVEMBER 30,

                                 2000                      1999                     1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                   $ 1.000                  $ 1.000   $ 1.000   $ 1.000   $ 1.000
period

Income from Investment            .028                      .048                     .052      .052      .051      .055
Operations Net interest
income

Less Distributions

From net interest income          (.028)                    (.048)                   (.052)    (.052)    (.051)    (.055)

Net asset value, end of period   $ 1.000                   $ 1.000                  $ 1.000   $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B, C                 2.87%                     4.94%                    5.34%     5.30%     5.18%     5.67%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 42,306                  $ 37,981                 $ 30,700  $ 23,498  $ 21,241  $ 18,432
(in millions)

Ratio of expenses to average      .44% A                    .44%                     .47%      .49%      .51%      .55%
net assets

Ratio of expenses to average      .44% A                    .44%                     .47%      .48% D    .51%      .55%
net assets after expense
reductions

Ratio of net interest income      5.68% A                   4.85%                    5.20%     5.22%     5.06%     5.50%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Cash Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. The average daily balance during the period for which the reverse repurchase agreement was outstanding amounted to $135,000,000. The weighted average interest rate was 4.75%.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $864,000,000 or 2.0% of net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE - CONTINUED

advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .03%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% of average net assets. For the period, the total management fee was equivalent to an annualized rate of .22%. The income-based portion of this fee was equal to $13,469,000, or an annualized rate of .07% of the fund's average net assets.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $1,471,000 for the calendar year 2000 to FIDFUNDS, which are being amortized over one year.

4. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted

4. INTERFUND LENDING PROGRAM - CONTINUED

to $23,256,000. The weighted average interest rate was 5.89%. Interest earned from the interfund lending program amounted to $23,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

5. EXPENSE REDUCTIONS.

Through an arrangement with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $605,000 under this arrangement.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at May 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Reserves' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
June 30, 2000

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
John J. Todd, Vice President
Eric D. Roiter, Secretary
Robert A Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
William O. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
 Money Market Fund
Spartan U.S. Treasury
 Money Market Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY(REGISTERED TRADEMARK)
U.S. GOVERNMENT RESERVES

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    8   A summary of major shifts in
                          the fund's investments over
                          the past six months and one
                          year.

INVESTMENTS           9   A complete list of the fund's
                          investments.

FINANCIAL STATEMENTS  12  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 16  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000       PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY US GOVERNMENT RESERVES  2.79%          5.32%        29.01%        60.45%

Government Retail Money          2.57%          4.86%        26.78%        56.78%
Market  Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government retail money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 224 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY US GOVERNMENT RESERVES    5.32%        5.23%         4.84%

Government Retail Money            4.86%        4.85%         4.59%
Market  Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                          5/30/00  2/29/00  11/30/99  8/31/99  6/1/99

Fidelity U.S. Government  5.90%    5.44%    5.23%     4.85%    4.58%
Reserves

Government Retail Money   5.53%    5.07%    4.80%     4.45%    4.15%
Market Funds Average

                          5/31/00  3/1/00   12/1/99   9/1/99   6/2/99

MMDA                      2.10%    2.09%    2.07%     2.06%    2.06%


Fidelity U.S.
Government Reserves

Government Retail
Money Market
Funds Average

MMDA

6% -
5% -
4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 5.9
Row: 1, Col: 2, Value: 5.53
Row: 1, Col: 3, Value: 2.1
Row: 2, Col: 1, Value: 5.44
Row: 2, Col: 2, Value: 5.07
Row: 2, Col: 3, Value: 2.09
Row: 3, Col: 1, Value: 5.23
Row: 3, Col: 2, Value: 4.8
Row: 3, Col: 3, Value: 2.07
Row: 4, Col: 1, Value: 4.85
Row: 4, Col: 2, Value: 4.45
Row: 4, Col: 3, Value: 2.06
Row: 5, Col: 1, Value: 4.58
Row: 5, Col: 2, Value: 4.15
Row: 5, Col: 3, Value: 2.06

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government retail money market funds average and the bank money market deposit account (MMDA) average. Figures for the government retail money market funds average are from iMoneyNet, Inc. The MMDA average is supplied by BANK RATE MONITOR(trademark).

(checkmark)COMPARING
PERFORMANCE

There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures
nor guarantees a money
market fund. In fact, there is
no assurance that a money
market fund will maintain a
$1 share price. Second, a
money market fund returns
to its shareholders income
earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Robert Litterst)

An interview with Robert Litterst, Portfolio Manager of Fidelity U.S. Government Reserves

Q. BOB, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX MONTHS THAT ENDED MAY 31, 2000?

A. U.S. economic growth remained strong, boosted by consumer spending. Consumers spent freely due to a strong job market, as unemployment dropped to historically low levels. The wealth effect created by rising stock and real estate prices as well as high confidence also encouraged consumers to spend. Until recently, there was little evidence of inflation. Technological improvements increased productivity so that the economy could grow at faster rates without generating the inflationary pressures experienced in the past. However, in light of very strong growth and some worrisome signals on the inflation front, the Federal Reserve Board continued to raise short-term rates during the period, increasing the rate banks charge each other for overnight loans - known as the fed funds rate - by increments of 0.25 percentage points in February and March, and by
0.50 percentage points in May.

Q. WHAT HAPPENED MORE RECENTLY?

A. Evidence emerged that inflation was starting to pick up. Specifically, the employment cost index (ECI) - a measure of the costs that businesses incur for wages and benefits - rose sharply in the first quarter of 2000. Combined with continued strong demand in the economy, this data caused the market to anticipate a more aggressive Fed policy. As mentioned above, the Fed did in fact follow through with a more aggressive 0.50 percentage point hike at its May meeting, bringing the fed funds rate to 6.50% by the end of the period.

Q. THERE WERE RUMBLINGS IN CONGRESS ABOUT EXAMINING THE IMPLICIT
GOVERNMENT GUARANTEE OF AGENCY-SECURITY DEBT. HOW DID THAT AFFECT THE
FUND?

A. U.S. Treasury securities are backed by the full faith and credit of the U.S. government. However, securities issued by government sponsored entities (GSEs) - agencies such as Fannie Mae and Freddie Mac - enjoy only the implied support of the U.S. government, because the agencies were created by an act of Congress. Recently, the U.S. Treasury and some in Congress called into question some GSE activities that fall outside the agencies' original mission. These parties also are concerned that the agencies have grown so rapidly and to such a great size that if they encounter significant problems, the entire financial system may be threatened. So far, these discussions have had no real impact on agency money market securities. We are confident that any changes will happen far enough in the future that we will be able to make any appropriate changes to our approach.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. With interest rates on the rise, I was cautious. Nevertheless, I kept the fund's average maturity consistently longer than that of its peers. That may appear to be unusual in a period of rising rates - when one would normally maintain a shorter maturity to enable the fund to invest in higher yields quickly. However, I was able to take advantage of buying opportunities in longer-term securities that factored in our expectations of future Fed rate hikes. At the end of 1999, we employed tactics that focused on earning the highest possible yields over the turn from 1999 to 2000. Finally, I'd mention that our floating-rate investments - whose yields are reset at regular intervals - generally boosted fund performance. However, our holdings in these securities declined recently because they became extremely expensive, so we did not replace maturing positions.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on May 31, 2000, was 5.90%, compared to 5.23% six months ago. For the six months that ended May 31, 2000, the fund had a total return of 2.79%, compared to 2.57% for the government retail money market funds average, according to iMoneyNet, Inc.

Q. WHAT IS YOUR OUTLOOK, BOB?

A. Fed rate hikes generally take some time before they influence the economy, and recent economic data, especially the May employment report, suggest that past increases are finally influencing the economy. This development, combined with the Fed's past pattern of not raising rates at the meeting which follows an aggressive move, has reduced the odds of a June rate hike. Nonetheless, a further rate hike is likely later in the summer if consumer demand does not slow or if the risk of future inflation rises. For my part, I'll continue to follow a cautious approach until the economic outlook becomes clearer.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks as high a level of
current income as is
consistent with the security of
principal and liquidity

FUND NUMBER: 050

TRADING SYMBOL: FGRXX

START DATE: November 3,
1981

SIZE: as of May 31, 2000,
more than $1.5 billion

MANAGER: Robert Litterst,
since 1997; manager,
several Fidelity and Spartan
taxable money market funds;
joined Fidelity in 1991


INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                       % OF FUND'S INVESTMENTS 5/31/00  % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 5/31/99
                                                            11/30/99

  0 - 30                    52.0                             50.3                     62.1

 31 - 90                    30.1                             23.5                     14.3

 91 - 180                   9.0                              14.2                     12.3

181 - 397                   8.9                              12.0                     11.3

WEIGHTED AVERAGE MATURITY

                           5/31/00                          11/30/99                 5/31/99

FIDELITY U.S. GOVERNMENT   57 DAYS                          60 Days                  65 Days
RESERVES

Government Retail Money    47 DAYS                          54 Days                  57 Days
Market Funds Average**



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000                                            AS OF NOVEMBER 30, 1999

Federal Agency  Issues          76.7%                         Federal Agency  Issues             70.6%

Repurchase  Agreements          25.9%                         Repurchase  Agreements             28.8%

Net Other  Assets              (2.6)%*                        Net Other  Assets                   0.6%

Row: 1, Col: 1, Value: 76.7                                   Row: 1, Col: 1, Value: 70.59999999999999
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 25.9                                   Row: 1, Col: 4, Value: 28.8
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0                                    Row: 1, Col: 8, Value: 0.6000000000000001





*  NET OTHER ASSETS IS NOT INCLUDED IN THE PIE CHART.
**SOURCE: IMONEYNET, INC.


INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



FEDERAL AGENCIES - 76.7%

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                PURCHASE

FANNIE MAE - 35.1%

Agency Coupons - 16.9%

 6/1/00                          6.62% (b)                   $ 24,000                             $ 23,998

 6/2/00                          6.02 (b)                     15,000                               14,998

 6/7/00                          5.25                         23,000                               23,000

 6/8/00                          6.57 (a)(b)                  34,000                               33,972

 6/9/00                          5.38                         11,000                               11,000

 7/14/00                         6.08 (b)                     58,000                               57,996

 8/4/00                          6.39 (b)                     31,000                               30,997

 8/13/00                         6.50 (b)                     35,000                               34,987

 3/1/01                          6.55                         11,000                               10,999

 3/20/01                         6.49                         15,000                               14,996

                                                                                                   256,943

Discount Notes - 18.2%

 6/29/00                         6.14                         40,000                               39,812

 7/13/00                         6.18                         53,000                               52,623

 7/28/00                         5.73                         15,000                               14,871

 8/10/00                         6.09                         13,000                               12,851

 8/17/00                         6.63                         60,000                               59,162

 8/31/00                         6.13                         25,956                               25,566

 9/14/00                         6.24                         10,000                               9,824

 11/2/00                         6.68                         15,000                               14,585

 11/9/00                         6.84                         18,000                               17,468

 11/22/00                        6.90                         10,000                               9,677

 5/10/01                         7.20                         22,000                               20,591

                                                                                                   277,030

FEDERAL HOME LOAN BANK - 20.2%

Agency Coupons - 16.9%

 6/1/00                          6.63 (b)                     36,000                               35,991

 6/4/00                          6.22 (b)                     30,000                               29,992

 6/7/00                          6.42 (b)                     15,000                               14,998

 6/14/00                         5.47                         7,000                                7,000

 7/5/00                          6.13 (b)                     58,000                               57,986

 7/15/00                         6.09 (b)                     30,000                               29,991

 8/17/00                         5.86                         13,000                               12,989

 9/15/00                         6.70                         12,000                               11,769

 11/3/00                         6.00                         16,000                               15,997

 11/3/00                         6.02                         6,000                                5,998

FEDERAL AGENCIES - CONTINUED

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                PURCHASE

FEDERAL HOME LOAN BANK -
CONTINUED

Agency Coupons - continued

 12/1/00                         6.03%                       $ 11,000                             $ 10,991

 2/7/01                          6.48                         22,860                               22,825

                                                                                                   256,527

Discount Notes - 3.3%

 8/16/00                         6.10                         34,332                               33,902

 8/16/00                         6.12                         17,000                               16,787

                                                                                                   50,689

FREDDIE MAC - 17.9%

Agency Coupons - 3.5%

 6/20/00                         5.94 (b)                     11,000                               10,992

 7/10/00                         6.06 (b)                     25,000                               24,986

 1/16/01                         6.43                         18,000                               17,307

                                                                                                   53,285

Discount Notes - 14.4%

 6/2/00                          5.40                         15,000                               14,998

 6/2/00                          5.46                         14,000                               13,998

 6/13/00                         5.51                         12,000                               11,979

 6/13/00                         6.09                         59,000                               58,881

 6/13/00                         6.10                         25,000                               24,950

 6/15/00                         5.45                         12,000                               11,976

 6/23/00                         5.50                         11,000                               10,965

 7/5/00                          5.61                         9,000                                8,955

 7/20/00                         6.13                         21,000                               20,830

 11/9/00                         6.85                         13,000                               12,615

 2/7/01                          6.50                         15,000                               14,362

 5/24/01                         7.22                         15,000                               13,999

                                                                                                   218,508

PROJECT AMERICA SHIP I, INC.
- 0.8%

Agency Coupons - 0.8%

 1/31/01                         6.33 (b)                     12,500                               12,500

STATE OF ISRAEL (GUARANTEED
BY U.S. GOVERNMENT  THROUGH
AGENCY FOR INTERNATIONAL
DEVELOPMENT) - 1.2%

Agency Coupons - 1.2%

 9/15/00                         6.80                         17,250                               17,164

FEDERAL AGENCIES - CONTINUED

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                PURCHASE

STUDENT LOAN MARKETING
ASSOCIATION - 1.5%

Agency Coupons - 1.5%

 6/6/00                          6.63% (b)                   $ 7,000                              $ 6,999

 6/6/00                          6.68 (b)                     16,000                               15,998

                                                                                                   22,997

TOTAL FEDERAL AGENCIES                                                                             1,165,643



REPURCHASE AGREEMENTS - 25.9%

                               MATURITY AMOUNT (000S)

In a joint trading account
(U.S. Government
Obligations) dated:

4/7/00 due 6/7/00 At 6.1%      $ 30,310                              30,000

5/3/00 due 6/1/00 At 6.28%      50,253                               50,000

5/4/00 due 6/2/00 At 6.29%      44,223                               44,000

5/18/00 due 6/29/00 At 6.5%     50,379                               50,000

5/25/00 due 6/26/00 At 6.5%     44,254                               44,000

5/31/00 due 6/1/00 At 6.56%     176,637                              176,605

TOTAL REPURCHASE AGREEMENTS                                          394,605

TOTAL INVESTMENT PORTFOLIO -                                         1,560,248
102.6%

NET OTHER ASSETS - (2.6)%                                            (40,101)

NET ASSETS - 100%                                                  $ 1,520,147

Total Cost for Income Tax Purposes                                 $ 1,560,248


LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)
                            MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at             $ 1,560,248
value (including  repurchase
agreements of $394,605) -
See accompanying schedule

Receivable for fund shares                5,318
sold

Interest receivable                       6,654

Prepaid expenses                          5

 TOTAL ASSETS                             1,572,225

LIABILITIES

Payable for investments        $ 17,355
purchased Regular delivery

 Delayed delivery               33,972

Distributions payable           208

Accrued management fee          291

Other payables and accrued      252
expenses

 TOTAL LIABILITIES                        52,078

NET ASSETS                               $ 1,520,147

Net Assets consist of:

Paid in capital                          $ 1,520,100

Accumulated net realized gain             47
(loss) on investments

NET ASSETS, for 1,520,463                $ 1,520,147
shares outstanding

NET ASSET VALUE, offering                 $1.00
price and redemption price
per share ($1,520,147
(divided by) 1,520,463
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS   SIX
                       MONTHS ENDED MAY 31, 2000
                                     (UNAUDITED)

INTEREST INCOME                         $ 44,510

EXPENSES

Management fee                 $ 1,594

Transfer agent fees             1,331

Accounting fees and expenses    76

Non-interested trustees'        2
compensation

Custodian fees and expenses     9

Registration fees               52

Audit                           14

Legal                           4

Miscellaneous                   5

 Total expenses before          3,087
reductions

 Expense reductions             (52)     3,035

NET INTEREST INCOME                      41,475

NET REALIZED GAIN (LOSS) ON              47
INVESTMENTS

NET INCREASE IN NET ASSETS              $ 41,522
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 41,475                       $ 71,603

 Net realized gain (loss)         47                             13

 NET INCREASE (DECREASE) IN       41,522                         71,616
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (41,475)                       (71,603)
from net interest income

Share transactions at net         967,962                        1,804,876
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  39,876                         68,873
distributions from net
interest income

 Cost of shares redeemed          (1,029,917)                    (1,758,851)

 NET INCREASE (DECREASE) IN       (22,079)                       114,898
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (22,032)                       114,911
IN NET ASSETS

NET ASSETS

 Beginning of period              1,542,179                      1,427,268

 End of period                   $ 1,520,147                    $ 1,542,179


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000                        $ 1.000                   $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

Income from Investment          .028                           .048                      .052     .051     .050     .055
Operations Net interest
income

Less Distributions

From net  interest income       (.028)                         (.048)                    (.052)   (.051)   (.050)   (.055)

Net asset value,  end of       $ 1.000                        $ 1.000                   $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

TOTAL RETURN B, C               2.79%                          4.86%                     5.29%    5.26%    5.12%    5.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 1,520                        $ 1,542                   $ 1,427  $ 1,290  $ 1,243  $ 1,188
(in millions)

Ratio of expenses  to average   .41% A                         .41%                      .45%     .48%     .51%     .55%
 net assets

Ratio of expenses to average    .40% A, D                      .40% D                    .44% D   .48%     .50% D   .55%
net assets after expense
reductions

Ratio of net interest income    5.52% A                        4.77%                     5.16%    5.13%    5.02%    5.43%
to average  net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity U.S. Government Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement

2. OPERATING POLICIES - CONTINUED

WHEN-ISSUED SECURITIES - CONTINUED

period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment.

Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. JOINT TRADING ACCOUNT.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING

DATED APRIL 7, 2000, DUE JUNE 7, 2000                      AT 6.10%

Number of dealers or banks                                 1

Maximum amount with one                                    100.0%
dealer or bank

Aggregate principal amount of                              $625,000,000
agreements

Aggregate maturity amount of                               $631,460,069
agreements

Aggregate market value of                                  $637,616,295
transferred assets

Coupon rates of transferred                                5.50% to 6.45%
assets

Maturity dates of transferred                              4/29/09 to 11/1/37
assets

DATED MAY 3, 2000, DUE JUNE 1, 2000                        AT 6.28%

Number of dealers or banks                                 1

Maximum amount with one                                    100.0%
dealer or bank

Aggregate principal amount of                              $500,000,000
agreements

Aggregate maturity amount of                               $502,529,444
agreements

Aggregate market value of                                  $510,000,259
transferred assets

Coupon rates of transferred                                0.00% to 9.00%
assets

Maturity dates of transferred                              9/14/00 to 4/1/34
assets

3. JOINT TRADING ACCOUNT - CONTINUED

SUMMARY OF JOINT TRADING - CONTINUED

DATED MAY 4, 2000, DUE JUNE 2, 2000                       AT 6.29%

Number of dealers or banks                                1

Maximum amount with one                                   100.0%
dealer or bank

Aggregate principal amount of                             $200,000,000
agreements

Aggregate maturity amount of                              $201,013,389
agreements

Aggregate market value of                                 $204,511,157
transferred assets

Coupon rates of transferred                               5.50% to 11.50%
assets

Maturity dates of transferred                             8/1/00 to 6/1/30
assets

DATED MAY 18, 2000, DUE JUNE 29, 2000                     AT 6.50%

Number of dealers or banks                                1

Maximum amount with one                                   100.0%
dealer or bank

Aggregate principal amount of                             $250,000,000
agreements

Aggregate maturity amount of                              $251,895,833
agreements

Aggregate market value of                                 $255,000,000
transferred assets

Coupon rates of transferred                               5.50% to 9.00%
assets

Maturity dates of transferred                             12/1/03 to 8/1/37
assets

DATED MAY 25, 2000, DUE JUNE 26, 2000                     AT 6.50%

Number of dealers or banks                                1

Maximum amount with one                                   100.0%
dealer or bank

Aggregate principal amount of                             $200,000,000
agreements

Aggregate maturity amount of                              $201,155,556
agreements

Aggregate market value of                                 $205,021,076
transferred assets

Coupon rates of transferred                               5.50% to 15.00%
assets

Maturity dates of transferred                             6/1/00 to 6/1/30
assets

DATED MAY 31, 2000, DUE JUNE 1, 2000                      AT 6.56%

Number of dealers or banks                                12

Maximum amount with one                                   15.3%
dealer or bank

Aggregate principal amount of                             $8,414,000,000
agreements

Aggregate maturity amount of                              $8,415,533,735
agreements

Aggregate market value of                                 $8,582,777,915
transferred assets

Coupon rates of transferred                               0.00% to 17.00%
assets

Maturity dates of transferred                             6/1/00 to 11/1/37
assets


4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from
 .0920% to .3700% for the period. The annual individual fund fee rate is .03%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% of average net assets. For the period, the total management fee was equivalent to an annualized rate of .21%. The income-based portion of this fee was equal to $422,000, or an annualized rate of .06% of the fund's average net assets.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has, entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $9,430 for the calendar year 2000 to FIDFUNDS, which are being amortized over one year.

5. EXPENSE REDUCTIONS.
Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $51,000 and $1,000, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.


TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

Three Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72nd Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

RHODE ISLAND

47 Providence Place
Providence, RI

TENNESSEE

6150 Poplar Avenue
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

1861 International Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Robert A. Litterst, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
William O. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Bank of New York
New York, NY

FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com